Share Based Payment - Schedule of Share-Based Expense Recognized in the Statements of Operation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense	$ 899	$ 306
Share-based compensation expense - Research and development [Member]
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense	768	18
Share-based compensation expense - General and administrative [Member]
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense	$ 131	$ 288